Advances Payable (Details) - USD ($)	Nov. 30, 2024	Nov. 07, 2024	Oct. 28, 2024	Oct. 02, 2024
Advances Payable [Abstract]
Receivable amount	$ 303,000	$ 345,000	$ 303,000	$ 303,000